VOYA MUTUAL FUNDS

Voya Diversified Emerging Markets Debt Fund

Voya Global Equity Dividend Fund

(each a “Fund”)

Supplement dated October 24, 2014

to Voya Diversified Emerging Markets Debt Fund’s

Class A, Class C, Class I, and Class W Prospectus

dated February 28, 2014, as supplemented May 1, 2014

and Voya Global Equity Dividend Fund’s

Class A, Class B, Class C, Class I, and Class O Prospectus

dated February 28, 2014, as supplemented May 1, 2014

and Class A, Class B, Class C, Class I, and Class O Summary Prospectus

dated February 28, 2014, as supplemented May 30, 2014

(each a “Prospectus” and collectively the “Prospectuses”),

Voya Diversified Emerging Markets Debt Fund

Effective October 1, 2014, Jean-Dominique Bütikofer was added as a portfolio manager of the Fund.  The Fund’s Prospectus is hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Jean-Dominique Bütikofer, CFA	Brian Timberlake, CFA
Portfolio Manager (since 10/14)	Portfolio Manager (since 05/13)
Matthew Toms, CFA
Portfolio Manager (since 05/13)

2.              The following paragraph is added to the sub-section entitled “Management of the Fund — Voya Investment Management Co. LLC” of the Fund’s Prospectus:

Jean-Dominique Bütikofer, CFA, Portfolio Manager, is Head of Emerging Markets for Voya IM’s fixed-income team.  Mr. Bütikofer directs the investment strategy for Emerging Markets, including sovereign and corporate debt, macro analysis, country research, sovereign risk, currencies, local rates and asset allocation across sub asset-classes. Prior to joining Voya IM in 2014, he served as the head of emerging markets fixed income — macro, sovereign and currencies — for Union Bancaire Privee (UBP Investment Management) in Zurich (2006-2014).

Voya Global Equity Dividend Fund

Effective November 1, 2014, Herman Klein will be removed as a portfolio manager of the Fund.  The Fund’s Prospectuses will be revised to remove all references to Herman Klein as a portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Diversified Emerging Markets Debt Fund

Voya Global Equity Dividend Fund

(each a “Fund”)

Supplement dated October 24, 2014

to the Funds’ Statements of Additional Information (each an “SAI”)

each dated February 28, 2014

Voya Diversified Emerging Markets Debt Fund

Effective October 1, 2014, Jean-Dominique Bütikofer was added as a portfolio manager of the Fund. The Fund’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Voya Diversified Emerging Markets Debt Fund” in the Fund’s SAI are hereby revised to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jean-Dominique Bütikofer(1)	0	$0	0	$0	0	$0

(1)                                 As of September 30, 2014.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Jean-Dominique Bütikofer(1)	None

(1)                                 As of September 30, 2014.

Voya Global Equity Dividend Fund

Effective November 1, 2014, Herman Klein will be removed as a portfolio manager of the Fund.  The Fund’s SAI will be revised to remove all references to Herman Klein as a portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE